Material Accounting Policies (Details) - Schedule of Depreciation of Right-of-Use Asset Useful Life	12 Months Ended
Dec. 31, 2023
Land and Buildings [Member]
Schedule of Depreciation of Right-of-Use Asset Useful Life [Line Items]
Mainly %	10.00%
Vehicles [Member]
Schedule of Depreciation of Right-of-Use Asset Useful Life [Line Items]
Mainly %	33.00%
Office equipment (i.e. printing and photocopying machines) [Member]
Schedule of Depreciation of Right-of-Use Asset Useful Life [Line Items]
Right-of-use asset of useful life or the lease term percentage	20.00%
Mainly %	20.00%
Bottom of range [member] | Land and Buildings [Member]
Schedule of Depreciation of Right-of-Use Asset Useful Life [Line Items]
Right-of-use asset of useful life or the lease term percentage	5.00%
Bottom of range [member] | Vehicles [Member]
Schedule of Depreciation of Right-of-Use Asset Useful Life [Line Items]
Right-of-use asset of useful life or the lease term percentage	20.00%
Top of range [member] | Land and Buildings [Member]
Schedule of Depreciation of Right-of-Use Asset Useful Life [Line Items]
Right-of-use asset of useful life or the lease term percentage	10.00%
Top of range [member] | Vehicles [Member]
Schedule of Depreciation of Right-of-Use Asset Useful Life [Line Items]
Right-of-use asset of useful life or the lease term percentage	33.00%